WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 33.1%
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 0.3%
AT&T Inc., Senior Notes	1.700%	3/25/26	320,000		$291,779
AT&T Inc., Senior Notes	2.250%	2/1/32	540,000		421,513
AT&T Inc., Senior Notes	2.550%	12/1/33	120,000		91,609
NTT Finance Corp., Senior Notes	4.372%	7/27/27	270,000		263,259	(a)

Total Diversified Telecommunication Services					1,068,160

Entertainment - 0.7%
Netflix Inc., Senior Notes	3.875%	11/15/29	840,000	EUR	900,025	(b)
Walt Disney Co., Senior Notes	8.450%	8/1/34	350,000		424,484
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	350,000		328,388
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	250,000		205,743
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	230,000		183,474

Total Entertainment					2,042,114

Media - 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	2,110,000		1,617,784	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	100,000		98,285
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	160,000		135,617
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	40,000		26,176
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	180,000		133,489
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	545,000		428,618
Comcast Corp., Senior Notes	2.800%	1/15/51	90,000		57,151
Comcast Corp., Senior Notes	2.887%	11/1/51	190,000		121,939
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	380,000		321,032	(a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	320,000		249,006	(a)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2023 Quarterly Report	1

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	10,000	$9,508
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	500,000	506,876

Total Media				3,705,481

Wireless Telecommunication Services - 0.9%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	680,000	484,137	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	1,240,000	663,857	(a)
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	120,000	111,071
T-Mobile USA Inc., Senior Notes	5.375%	4/15/27	570,000	569,519
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	80,000	69,348
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	120,000	107,681
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	600,000	524,405

Total Wireless Telecommunication Services				2,530,018

TOTAL COMMUNICATION SERVICES				9,345,773

CONSUMER DISCRETIONARY - 2.4%
Automobiles - 1.1%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,290,000	1,008,146
Ford Motor Co., Senior Notes	6.100%	8/19/32	210,000	200,850
Ford Motor Credit Co. LLC, Senior Notes	2.300%	2/10/25	660,000	620,699
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	340,000	275,788
General Motors Co., Senior Notes	5.600%	10/15/32	70,000	67,404
General Motors Co., Senior Notes	6.600%	4/1/36	30,000	30,179
General Motors Financial Co. Inc., Senior Notes	3.800%	4/7/25	120,000	115,990
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	790,000	748,302	(a)

Total Automobiles				3,067,358

Broadline Retail - 0.3%
Prosus NV, Senior Notes	3.061%	7/13/31	1,110,000	843,757	(a)

Hotels, Restaurants & Leisure - 1.0%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	640,000	620,027
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	110,000	103,949
Sands China Ltd., Senior Notes	5.375%	8/8/25	740,000	716,020
Sands China Ltd., Senior Notes	2.800%	3/8/27	500,000	435,798
Sands China Ltd., Senior Notes	5.650%	8/8/28	590,000	557,371
Sands China Ltd., Senior Notes	3.350%	3/8/29	330,000	275,278

See Notes to Schedule of Investments.

2	Western Asset Total Return Unconstrained Fund 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Sands China Ltd., Senior Notes	3.500%	8/8/31	200,000	$161,060
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	120,000	118,033	(a)

Total Hotels, Restaurants & Leisure				2,987,536

TOTAL CONSUMER DISCRETIONARY				6,898,651

CONSUMER STAPLES - 0.5%
Beverages - 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	715,000	691,100
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	44,000	39,657
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	100,000	102,504

Total Beverages				833,261

Tobacco - 0.2%
Altria Group Inc., Senior Notes	4.400%	2/14/26	65,000	63,596
Altria Group Inc., Senior Notes	3.875%	9/16/46	120,000	82,706
Altria Group Inc., Senior Notes	5.950%	2/14/49	50,000	46,601
Altria Group Inc., Senior Notes	6.200%	2/14/59	188,000	189,685
BAT Capital Corp., Senior Notes	2.789%	9/6/24	200,000	194,109
BAT Capital Corp., Senior Notes	4.540%	8/15/47	180,000	131,003

Total Tobacco				707,700

TOTAL CONSUMER STAPLES				1,540,961

ENERGY - 6.2%
Oil, Gas & Consumable Fuels - 6.2%
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	170,000	140,888	(a)
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	350,000	309,374
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	360,000	297,868
Continental Resources Inc., Senior Notes	2.268%	11/15/26	320,000	285,820	(a)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	630,000	602,528	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	325,000	309,197
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	230,000	216,544
Devon Energy Corp., Senior Notes	5.250%	10/15/27	26,000	25,804
Devon Energy Corp., Senior Notes	5.875%	6/15/28	26,000	26,046
Devon Energy Corp., Senior Notes	4.500%	1/15/30	84,000	78,652
Devon Energy Corp., Senior Notes	5.600%	7/15/41	145,000	134,816

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2023 Quarterly Report	3

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Devon Energy Corp., Senior Notes	4.750%	5/15/42	160,000	$133,565
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	200,000	181,070
Ecopetrol SA, Senior Notes	5.375%	6/26/26	220,000	213,291
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,180,000	832,833
Energy Transfer LP, Junior Subordinated Notes (3 mo. USD LIBOR + 4.028%)	9.654%	9/18/23	1,930,000	1,778,013	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	80,000	73,164	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	310,000	275,088	(c)(d)
Energy Transfer LP, Senior Notes	4.950%	6/15/28	90,000	87,216
Energy Transfer LP, Senior Notes	5.250%	4/15/29	130,000	127,084
Energy Transfer LP, Senior Notes	3.750%	5/15/30	120,000	107,265
Energy Transfer LP, Senior Notes	5.300%	4/1/44	60,000	51,187
Energy Transfer LP, Senior Notes	5.400%	10/1/47	10,000	8,622
Energy Transfer LP, Senior Notes	6.250%	4/15/49	505,000	484,061
Energy Transfer LP, Senior Notes	5.000%	5/15/50	230,000	189,539
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	320,000	355,630
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	240,000	175,925
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	130,000	108,211	(d)
EOG Resources Inc., Senior Notes	4.950%	4/15/50	160,000	151,520
EQT Corp., Senior Notes	6.125%	2/1/25	144,000	143,814
EQT Corp., Senior Notes	3.900%	10/1/27	1,190,000	1,112,284
EQT Corp., Senior Notes	5.000%	1/15/29	250,000	237,397
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	750,000	706,875	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	530,000	444,806	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	310,000	346,679
NGPL PipeCo LLC, Senior Notes	4.875%	8/15/27	1,390,000	1,332,430	(a)
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	530,000	596,240

See Notes to Schedule of Investments.

4	Western Asset Total Return Unconstrained Fund 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	70,000	$65,755	(a)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	560,000	491,822
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	120,000	112,466
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	320,000	283,823
Targa Resources Corp., Senior Notes	5.200%	7/1/27	520,000	515,066
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	210,000	211,271
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	30,000	30,441
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	280,000	268,408
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	1,390,000	1,241,340
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	230,000	193,435
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	410,000	341,455
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	200,000	162,066
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	340,000	320,224
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	320,000	283,661
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	130,000	123,245
YPF SA, Senior Secured Notes	9.000%	2/12/26	748,038	738,325	(a)

TOTAL ENERGY				18,064,149

FINANCIALS - 12.8%
Banks - 7.2%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	800,000	750,864	(d)
Bank of America Corp., Senior Notes (2.551% to 2/4/27 then SOFR + 1.050%)	2.551%	2/4/28	820,000	742,028	(d)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	700,000	575,791	(d)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	710,000	699,968	(d)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2023 Quarterly Report	5

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (4.827% to 7/22/25 then SOFR + 1.750%)	4.827%	7/22/26	240,000		$235,615	(d)
Bank of Nova Scotia, Senior Notes	3.450%	4/11/25	825,000		797,403
BNP Paribas SA, Senior Notes (2.871% to 4/19/31 then SOFR + 1.387%)	2.871%	4/19/32	1,130,000		918,886	(a)(d)
Citigroup Inc., Senior Notes	4.650%	7/30/45	98,000		84,493
Citigroup Inc., Senior Notes (3.070% to 2/24/27 then SOFR + 1.280%)	3.070%	2/24/28	330,000		303,069	(d)
Citigroup Inc., Senior Notes (3.290% to 3/17/25 then SOFR + 1.528%)	3.290%	3/17/26	660,000		634,291	(d)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	390,000		339,221	(d)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	510,000		507,363
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	2,200,000	EUR	2,184,493	(b)(c)(d)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	450,000		418,152	(a)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,020,000		1,019,433	(a)(c)(d)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	1,290,000		1,269,891	(a)(d)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	520,000		489,619	(a)(d)
ING Groep NV, Senior Notes (4.017% to 3/28/27 then SOFR + 1.830%)	4.017%	3/28/28	400,000		376,703	(d)
JPMorgan Chase & Co., Senior Notes (2.947% to 2/24/27 then SOFR + 1.170%)	2.947%	2/24/28	650,000		597,011	(d)
JPMorgan Chase & Co., Senior Notes (4.080% to 4/26/25 then SOFR + 1.320%)	4.080%	4/26/26	350,000		341,575	(d)

See Notes to Schedule of Investments.

6	Western Asset Total Return Unconstrained Fund 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (4.851% to 7/25/27 then SOFR + 1.990%)	4.851%	7/25/28	830,000		$813,783	(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (4.947% to 6/27/25 then EUR 5 year Swap Rate + 5.290%)	4.947%	6/27/25	1,312,000	EUR	1,329,406	(b)(c)(d)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	470,000		459,900
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	460,000		445,501	(d)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	260,000		247,246	(d)
Royal Bank of Canada, Senior Notes	3.375%	4/14/25	785,000		759,827
Toronto-Dominion Bank, Senior Notes	4.693%	9/15/27	790,000		770,989
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	845,000		787,627
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	140,000		117,951	(d)
Wells Fargo & Co., Senior Notes (3.908% to 4/25/25 then SOFR + 1.320%)	3.908%	4/25/26	880,000		851,158	(d)
Wells Fargo & Co., Senior Notes (4.808% to 7/25/27 then SOFR + 1.980%)	4.808%	7/25/28	380,000		368,795	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	660,000		596,529	(d)

Total Banks					20,834,581

Capital Markets - 3.4%
Credit Suisse AG, Senior Notes	3.700%	2/21/25	360,000		347,258
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	480,000		449,059	(d)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	590,000		542,687
Intercontinental Exchange Inc., Senior Notes	4.000%	9/15/27	760,000		728,643

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2023 Quarterly Report	7

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - (continued)
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	740,000		$708,841
Morgan Stanley, Senior Notes (2.475% to 1/21/27 then SOFR + 1.000%)	2.475%	1/21/28	760,000		685,981	(d)
Morgan Stanley, Senior Notes (3.620% to 4/17/24 then SOFR + 1.160%)	3.620%	4/17/25	720,000		709,180	(d)
Morgan Stanley, Senior Notes (4.679% to 7/17/25 then SOFR + 1.669%)	4.679%	7/17/26	760,000		744,484	(d)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	3,910,000		3,886,540	(a)(c)(d)
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	1,440,000		1,187,220	(a)(d)

Total Capital Markets					9,989,893

Consumer Finance - 0.6%
American Express Co., Senior Notes	3.950%	8/1/25	1,825,000		1,771,824

Financial Services - 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/15/27	1,040,000		988,432
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	640,000		520,342
Indian Railway Finance Corp. Ltd., Senior Secured Notes	7.270%	6/15/27	100,000,000	INR	1,195,955
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	770,000		765,039	(a)
Vanguard Group Inc.	3.050%	8/22/50	1,000,000		600,635	(e)

Total Financial Services					4,070,403

Insurance - 0.2%
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	510,000		505,198

TOTAL FINANCIALS					37,171,899

HEALTH CARE - 2.6%
Biotechnology - 0.0%††
AbbVie Inc., Senior Notes	3.200%	11/21/29	90,000		81,176
AbbVie Inc., Senior Notes	4.875%	11/14/48	60,000		55,436

Total Biotechnology					136,612

Health Care Providers & Services - 1.8%
Cigna Group, Senior Notes	3.400%	3/1/27	545,000		512,646
Cigna Group, Senior Notes	4.375%	10/15/28	10,000		9,636
Cigna Group, Senior Notes	4.900%	12/15/48	60,000		53,553
CommonSpirit Health, Secured Notes	4.350%	11/1/42	490,000		409,455

See Notes to Schedule of Investments.

8	Western Asset Total Return Unconstrained Fund 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
CommonSpirit Health, Senior Secured Notes	3.817%	10/1/49	390,000	$292,926
CVS Health Corp., Senior Notes	1.300%	8/21/27	690,000	594,368
CVS Health Corp., Senior Notes	1.875%	2/28/31	90,000	70,703
CVS Health Corp., Senior Notes	5.050%	3/25/48	60,000	52,662
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	34,215	34,369
Dignity Health, Secured Notes	5.267%	11/1/64	860,000	772,952
Elevance Health Inc., Senior Notes	4.100%	5/15/32	350,000	322,665
Hackensack Meridian Health Inc., Senior Secured Notes	4.211%	7/1/48	310,000	263,342
HCA Inc., Senior Notes	5.625%	9/1/28	20,000	19,980
HCA Inc., Senior Notes	3.500%	9/1/30	380,000	332,055
Humana Inc., Senior Notes	2.150%	2/3/32	30,000	23,544
Humana Inc., Senior Notes	8.150%	6/15/38	480,000	564,318
Humana Inc., Senior Notes	4.625%	12/1/42	30,000	25,685
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	290,000	278,936
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	70,000	58,560
Willis-Knighton Medical Center, Secured Notes	4.813%	9/1/48	580,000	495,273

Total Health Care Providers & Services				5,187,628

Pharmaceuticals - 0.8%
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,830,000	1,656,373
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	730,000	675,965

Total Pharmaceuticals				2,332,338

TOTAL HEALTH CARE				7,656,578

INDUSTRIALS - 2.2%
Aerospace & Defense - 0.5%
Boeing Co., Senior Notes	2.700%	2/1/27	400,000	366,035
Boeing Co., Senior Notes	3.250%	2/1/35	130,000	104,514
Boeing Co., Senior Notes	3.550%	3/1/38	150,000	115,242
Boeing Co., Senior Notes	5.705%	5/1/40	265,000	257,984
Boeing Co., Senior Notes	5.805%	5/1/50	420,000	409,200
Boeing Co., Senior Notes	5.930%	5/1/60	230,000	222,376

Total Aerospace & Defense				1,475,351

Building Products - 0.0%††
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	30,000	25,532	(a)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2023 Quarterly Report	9

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - 0.1%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	260,000	$169,033

Passenger Airlines - 0.9%
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	268,000	262,088	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	230,000	220,994	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	390,000	390,811	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	2,010,000	1,789,856	(a)

Total Passenger Airlines				2,663,749

Trading Companies & Distributors - 0.7%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	2,280,000	1,992,838	(a)

TOTAL INDUSTRIALS				6,326,503

INFORMATION TECHNOLOGY - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.875%	1/15/27	650,000	617,782
TSMC Global Ltd., Senior Notes	4.375%	7/22/27	1,030,000	1,006,681	(a)

TOTAL INFORMATION TECHNOLOGY				1,624,463

MATERIALS - 2.0%
Chemicals - 0.6%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	810,000	735,264	(b)
OCP SA, Senior Notes	5.625%	4/25/24	1,100,000	1,096,262	(a)

Total Chemicals				1,831,526

Metals & Mining - 1.4%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	740,000	723,070	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	290,000	273,953	(a)
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	200,000	185,167
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	400,000	359,378
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	840,000	832,444	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	605,000	575,363	(a)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	910,000	949,518

Total Metals & Mining				3,898,893

TOTAL MATERIALS				5,730,419

See Notes to Schedule of Investments.

10	Western Asset Total Return Unconstrained Fund 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 0.6%
Electric Utilities - 0.6%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	130,000	$106,608	(a)
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	6/8/25	800,000	783,156
Pacific Gas and Electric Co., First Mortgage Bonds	3.000%	6/15/28	460,000	400,699
Trans-Allegheny Interstate Line Co., Senior Notes	3.850%	6/1/25	550,000	531,537	(a)

TOTAL UTILITIES				1,822,000

TOTAL CORPORATE BONDS & NOTES (Cost - $104,129,179)				96,181,396

MORTGAGE-BACKED SECURITIES - 16.9%
FHLMC - 6.1%
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/41-5/1/51	2,677,492	2,155,980
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/47-12/1/52	1,381,836	1,316,953
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/1/49-2/1/53	578,131	541,276
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/50-4/1/52	7,150,670	5,980,008
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	11/1/51-3/1/52	3,929,129	3,424,365
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	3/1/52	374,773	283,141
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/52	3,073,337	2,750,138
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	9/1/52-5/1/53	744,726	737,817
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	1/1/53	96,805	94,087
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	2/1/53	186,874	190,413
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	3/1/53	193,815	194,490

Total FHLMC				17,668,668

FNMA - 6.1%
Federal National Mortgage Association (FNMA)	2.000%	3/1/42- 3/1/52	3,353,468	2,685,576

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2023 Quarterly Report	11

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	4.000%	4/1/44-4/1/52	2,904,980	$2,699,109
Federal National Mortgage Association (FNMA)	3.500%	12/1/47-6/1/52	733,493	661,921
Federal National Mortgage Association (FNMA)	4.500%	7/1/49-8/1/58	1,359,186	1,294,429
Federal National Mortgage Association (FNMA)	3.000%	10/1/50- 1/1/52	1,370,427	1,188,518
Federal National Mortgage Association (FNMA)	2.500%	8/1/51-2/1/52	703,988	586,862
Federal National Mortgage Association (FNMA)	5.000%	6/1/52-2/1/53	925,647	902,197
Federal National Mortgage Association (FNMA)	6.000%	4/1/53	95,458	96,004
Federal National Mortgage Association (FNMA)	5.500%	5/1/53	99,306	98,650
Federal National Mortgage Association (FNMA)	2.000%	9/1/53	2,400,000	1,911,656	(f)
Federal National Mortgage Association (FNMA)	2.500%	9/1/53	1,300,000	1,077,172	(f)
Federal National Mortgage Association (FNMA)	3.000%	9/1/53	900,000	775,582	(f)
Federal National Mortgage Association (FNMA)	3.500%	9/1/53	600,000	536,367	(f)
Federal National Mortgage Association (FNMA)	5.000%	9/1/53	600,000	581,824	(f)
Federal National Mortgage Association (FNMA)	5.500%	9/1/53	1,700,000	1,678,617	(f)
Federal National Mortgage Association (FNMA)	6.000%	9/1/53	500,000	501,348	(f)
Federal National Mortgage Association (FNMA)	6.500%	9/1/53	600,000	609,422	(f)

Total FNMA				17,885,254

GNMA - 4.7%
Government National Mortgage Association (GNMA)	3.000%	10/15/42-11/15/42	234,298	209,227
Government National Mortgage Association (GNMA)	4.000%	3/15/50	31,965	29,936
Government National Mortgage Association (GNMA)	3.500%	5/15/50	40,287	37,087

See Notes to Schedule of Investments.

12	Western Asset Total Return Unconstrained Fund 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	4.500%	4/20/41-9/20/52	1,262,963		$1,211,148
Government National Mortgage Association (GNMA) II	4.000%	3/20/48-5/20/52	865,221		816,994
Government National Mortgage Association (GNMA) II	5.000%	5/20/48-1/20/53	1,033,171		1,012,551
Government National Mortgage Association (GNMA) II	3.500%	10/20/49-12/20/52	1,311,158		1,191,349
Government National Mortgage Association (GNMA) II	3.000%	1/20/50-11/20/51	1,293,854		1,143,147
Government National Mortgage Association (GNMA) II	2.500%	12/20/50-12/20/51	1,900,015		1,606,621
Government National Mortgage Association (GNMA) II	2.000%	2/20/51	212,036		175,531
Government National Mortgage Association (GNMA) II	5.500%	1/20/53	783,601		776,788
Government National Mortgage Association (GNMA) II	6.000%	3/20/53	98,312		98,730
Government National Mortgage Association (GNMA) II	2.000%	9/20/53	700,000		577,555	(f)
Government National Mortgage Association (GNMA) II	2.500%	9/20/53	1,400,000		1,191,313	(f)
Government National Mortgage Association (GNMA) II	3.000%	9/20/53	1,900,000		1,670,887	(f)
Government National Mortgage Association (GNMA) II	3.500%	9/20/53	700,000		635,715	(f)
Government National Mortgage Association (GNMA) II	4.000%	9/20/53	400,000		372,750	(f)
Government National Mortgage Association (GNMA) II	4.500%	9/20/53	600,000		571,828	(f)
Government National Mortgage Association (GNMA) II	5.000%	9/20/53	200,000		194,629	(f)
Government National Mortgage Association (GNMA) II	5.500%	9/20/53	100,000		98,992	(f)

Total GNMA					13,622,778

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $50,637,853)					49,176,700

SOVEREIGN BONDS - 14.4%
Argentina - 0.6%
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	44,960,000	ARS	55,401	(e)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2023 Quarterly Report	13

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - (continued)
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	143,435		$46,559
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	648,100		217,937
Argentine Republic Government International Bond, Senior Notes, Step bond (3.500% to 7/9/29 then 4.875%)	3.500%	7/9/41	1,190,000		370,326
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	2,668,882		1,010,136	(a)
Provincia de Buenos Aires, Senior Notes, Step Bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	100,000		37,848	(b)

Total Argentina					1,738,207

Brazil - 6.0%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	26,142,000	BRL	5,212,488
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	56,396,000	BRL	10,836,446
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	6,665,000	BRL	1,260,715

Total Brazil					17,309,649

Colombia - 0.1%
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	370,000		260,908

India - 1.7%
India Government Bond	7.590%	1/11/26	220,000,000	INR	2,686,848
India Government Bond, Senior Notes	5.790%	5/11/30	200,000,000	INR	2,247,343

Total India					4,934,191

Indonesia - 2.4%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	490,000		459,152
Indonesia Treasury Bond	7.000%	5/15/27	2,506,000,000	IDR	168,665
Indonesia Treasury Bond	8.250%	5/15/29	12,451,000,000	IDR	892,744
Indonesia Treasury Bond	7.125%	6/15/42	81,405,000,000	IDR	5,548,582

Total Indonesia					7,069,143

Kenya - 0.3%
Republic of Kenya Government International Bond, Senior Notes	7.000%	5/22/27	1,000,000		890,000	(a)

See Notes to Schedule of Investments.

14	Western Asset Total Return Unconstrained Fund 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 2.4%
Mexican Bonos, Bonds	8.000%	11/7/47	87,460,000	MXN	$4,463,099
Mexican Bonos, Senior Notes	7.750%	11/13/42	50,771,900	MXN	2,544,833

Total Mexico					7,007,932

Russia - 0.9%
Russian Federal Bond - OFZ	6.000%	10/6/27	180,300,000	RUB	564,172	*(g)
Russian Federal Bond - OFZ	7.050%	1/19/28	506,371,000	RUB	1,584,473	*(g)
Russian Federal Bond - OFZ	6.900%	5/23/29	173,973,000	RUB	544,374	*(g)

Total Russia					2,693,019

TOTAL SOVEREIGN BONDS (Cost - $55,299,242)					41,903,049

COLLATERALIZED MORTGAGE OBLIGATIONS(h) - 13.6%
BANK, 2018-BN15 B	4.814%	11/15/61	1,050,000		915,050	(d)
BANK, 2022-BNK39 A4	2.928%	2/15/55	240,000		199,732	(d)
Bear Stearns Mortgage Funding Trust, 2007-AR1 1A1 (1 mo. Term SOFR + 0.274%)	5.589%	1/25/37	1,047,704		905,312	(d)
Benchmark Mortgage Trust, 2023-V3 A3	6.363%	7/15/56	230,000		236,153	(d)
BX Commercial Mortgage Trust, 2021-VOLT G (1 mo. Term SOFR + 2.964%)	8.275%	9/15/36	850,000		785,293	(a)(d)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	9.314%	10/15/38	836,665		790,730	(a)(d)
BX Commercial Mortgage Trust, 2023-VLT2 A (1 mo. Term SOFR + 2.281%)	7.591%	6/15/40	160,000		160,318	(a)(d)
BX Trust, 2018-GWMZ MC (1 mo. Term SOFR + 5.785%)	11.095%	5/15/37	1,170,000		1,151,835	(a)(d)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	8.567%	10/15/36	1,030,000		941,692	(a)(d)
BX Trust, 2021-SDMF F (1 mo. Term SOFR + 2.051%)	7.361%	9/15/34	860,000		807,262	(a)(d)
CD Mortgage Trust, 2017-CD5 A4	3.431%	8/15/50	340,000		310,611
CENT Trust, 2023-CITY A (1 mo. Term SOFR + 2.620%)	7.870%	9/15/28	730,000		733,541	(a)(d)
CFK Trust, 2020-MF2 E	3.573%	3/15/39	1,440,000		1,132,765	(a)(d)
CHL Mortgage Pass-Through Trust, 2001-HYB1 1A1	4.242%	6/19/31	3,258		3,167	(d)
CHL Mortgage Pass-Through Trust, 2003-60 1A1	4.198%	2/25/34	19,314		18,816	(d)
Citigroup Commercial Mortgage Trust, 2017-C4 A4	3.471%	10/12/50	170,000		155,352
Citigroup Commercial Mortgage Trust, 2023-SMRT A	6.015%	6/10/28	330,000		328,047	(a)(d)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2023 Quarterly Report	15

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Citigroup Mortgage Loan Trust, 2005-9 1A1 (1 mo. Term SOFR + 0.374%)	5.689%	11/25/35	84,640	$69,690	(d)
Countrywide Alternative Loan Trust, 2005-28CB 2A3	5.750%	8/25/35	759,982	512,010
Countrywide Alternative Loan Trust, 2005-52CB 1A2, IO (-1.000 x 1 mo. Term SOFR + 4.986%)	0.000%	11/25/35	3,153,604	148,097	(d)
Countrywide Alternative Loan Trust, 2005-76 3A1 (1 mo. Term SOFR + 0.634%)	5.949%	1/25/46	64,194	56,807	(d)
Countrywide Alternative Loan Trust, 2006-4CB 1A4,IO (-1.000 x 1 mo. Term SOFR + 5.186%)	0.000%	4/25/36	5,563,768	340,537	(d)
Countrywide Alternative Loan Trust, 2006-8T1 1A2, IO (-1.000 x 1 mo. Term SOFR + 5.386%)	0.071%	4/25/36	3,386,964	280,714	(d)
Countrywide Alternative Loan Trust, 2006-21CB A6,IO (-1.000 x 1 mo. Term SOFR + 5.486%)	0.171%	7/25/36	1,497,581	121,339	(d)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	4,400,000	1,730,109	(a)
CSMC Trust, 2015-2R 7A1	4.259%	8/27/36	28,103	28,101	(a)(d)
CSMC Trust, 2017-CHOP H (PRIME + 4.294%)	12.794%	7/15/32	1,229,000	1,129,506	(a)(d)
CSMC Trust, 2021-RPL1 A2	3.937%	9/27/60	870,000	771,182	(a)
CSMC Trust, 2022-7R 1A1 (30 Day Average SOFR + 3.500%)	8.804%	10/25/66	1,020,713	1,016,843	(a)(d)
DC Commercial Mortgage Trust, 2023-DC A	6.314%	9/10/40	600,000	608,026	(a)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. Term SOFR + 0.564%)	5.879%	6/25/34	2,764	2,512	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	879,977	862,493	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	2,120,000	1,842,960	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	8.688%	8/25/33	520,000	534,307	(a)(d)

See Notes to Schedule of Investments.

16	Western Asset Total Return Unconstrained Fund 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	9.502%	7/25/39	1,611,325	$1,661,046	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	8.652%	1/25/40	1,790,000	1,795,912	(a)(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	24,924	26,708
First Horizon Alternative Mortgage Securities Trust, 2005-AA12 1A1	5.231%	2/25/36	33,582	25,864	(d)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	2,152,916	21	(d)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.116%	2/16/53	1,070,574	2,533	(d)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.148%	2/16/48	193,514	800	(d)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.628%	9/16/55	922,693	23,101	(d)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.147%	1/16/55	30,944,882	141,166	(d)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.633%	10/16/58	2,871,500	101,480	(d)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.592%	7/16/58	510,529	14,787	(d)
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. Term SOFR + 0.574%)	5.889%	4/25/36	1,410	3,170	(d)
GS Mortgage Securities Trust, 2015-GC30 D	3.384%	5/10/50	1,000,000	802,975
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. Term SOFR + 0.294%)	5.608%	11/19/46	71,884	50,673	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.561%	2/15/51	25,244	22,606	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. Term SOFR + 8.622%)	13.933%	6/15/35	10,150,000	101	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. Term SOFR + 4.614%)	9.924%	12/15/36	2,079,000	360,156	(a)(d)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2023 Quarterly Report	17

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. Term SOFR + 7.114%)	12.424%	12/15/36	2,173,000	$230,103	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-HTL5 F (1 mo. Term SOFR + 4.379%)	9.690%	11/15/38	640,000	604,959	(a)(d)
Legacy Mortgage Asset Trust, 2021-GS2 A2, Step bond (3.500% to 4/25/24, 6.500% to 4/25/25 then 7.500%)	3.500%	4/25/61	1,200,000	1,088,686	(a)
Med Trust, 2021-MDLN E (1 mo. Term SOFR + 3.264%)	8.574%	11/15/38	1,522,692	1,453,485	(a)(d)
Merrill Lynch Mortgage Investors Trust, 2004-A3 4A3	4.608%	5/25/34	31,241	27,902	(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	349,468	88,360	(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	450,650	113,942	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	9,656	9,294	(d)
Morgan Stanley Capital Trust, 2019-H7 A4	3.261%	7/15/52	178,000	156,719
Morgan Stanley Capital Trust, 2021-L7 XA, IO	1.210%	10/15/54	6,368,388	350,519	(d)
MSWF Commercial Mortgage Trust, 2023-1 A4	5.472%	5/15/56	160,000	160,050
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/36	2,862,000	1,835,471	(a)(d)
New Residential Mortgage Loan Trust, 2019-RPL3 A1	2.750%	7/25/59	166,188	154,937	(a)(d)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2006-AF2 4A	6.361%	8/25/36	65,526	40,231	(d)
PRKCM Trust, 2022-AFC1 A1A	4.100%	4/25/57	616,763	580,288	(a)(d)
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000 x 1 mo. Term SOFR + 5.436%)	0.121%	2/25/36	8,159,735	722,737	(d)
SMR Mortgage Trust, 2022-IND F (1 mo. Term SOFR + 6.000%)	11.310%	2/15/39	640,130	561,057	(a)(d)
Starwood Retail Property Trust, 2014-STAR E	8.500%	11/15/27	7,530,000	37,748	(a)(d)
Structured Adjustable Rate Mortgage Loan Trust, 2004-4 3A2	5.924%	4/25/34	20,978	20,725	(d)

See Notes to Schedule of Investments.

18	Western Asset Total Return Unconstrained Fund 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. Term SOFR + 3.594%)	8.911%	11/11/34	1,603,959	$1,552,522	(a)(d)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	1,840,000	1,304,055	(a)(d)
UBS Commercial Mortgage Trust, 2017-C7 A3	3.418%	12/15/50	497,296	462,873
Verus Securitization Trust, 2022-6 A3	4.910%	6/25/67	1,367,631	1,299,372	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	5.430%	2/25/46	1,228,845	1,075,329	(d)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	12/31/23	62,133	59,339	(a)(d)
Wells Fargo Commercial Mortgage Trust, 2022-ONL F	5.092%	12/15/39	1,190,000	878,421	(a)(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $69,134,307)				39,533,132

ASSET-BACKED SECURITIES - 10.5%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	6.933%	7/1/39	250,000	232,110	(d)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. Term SOFR + 1.149%)	6.464%	7/25/32	14,661	14,654	(d)
Barings CLO Ltd., 2018-2A B (3 mo. Term SOFR + 2.162%)	7.470%	4/15/30	2,480,000	2,470,054	(a)(d)
Bristol Park CLO Ltd., 2016-1A DR (3 mo. Term SOFR + 3.212%)	8.520%	4/15/29	1,420,000	1,381,611	(a)(d)
BRSP Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.264%)	6.578%	8/19/38	1,600,000	1,556,400	(a)(d)
Cook Park CLO Ltd., 2018-1A D (3 mo. Term SOFR + 2.862%)	8.170%	4/17/30	840,000	783,577	(a)(d)
Cook Park CLO Ltd., 2018-1A E (3 mo. Term SOFR + 5.662%)	10.970%	4/17/30	250,000	208,164	(a)(d)
Countrywide Home Equity Loan Trust, 2007-A A (1 mo. Term SOFR + 0.234%)	5.545%	4/15/37	608,424	559,345	(d)
Dividend Solar Loans LLC, 2018-1 C	5.140%	7/20/38	2,225,774	1,940,840	(a)
Foundation Finance Trust, 2017-1A C	5.400%	7/15/33	2,600,000	2,513,005	(a)
Fremont Home Loan Trust, 2006-B 2A2 (1 mo. Term SOFR + 0.314%)	5.629%	8/25/36	314,669	102,718	(d)
GoldenTree Loan Opportunities Ltd., 2014-9A CR2 (3 mo. Term SOFR + 2.362%)	7.731%	10/29/29	2,270,000	2,264,615	(a)(d)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2023 Quarterly Report	19

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
GoldenTree Loan Opportunities Ltd., 2014-9A DR2 (3 mo. Term SOFR + 3.262%)	8.631%	10/29/29	1,550,000	$1,551,798	(a)(d)
Golub Capital Partners CLO Ltd., 2019-45A C (3 mo. Term SOFR + 4.062%)	9.388%	10/20/31	950,000	937,081	(a)(d)
GoodLeap Sustainable Home Solutions Trust, 2022-1GS C	3.500%	1/20/49	1,557,122	1,032,065	(a)
Greywolf CLO Ltd., 2019-1A CR (3 mo. Term SOFR + 3.910%)	9.218%	4/17/34	1,840,000	1,808,094	(a)(d)
Halsey Point CLO Ltd., 2019-1A F (3 mo. Term SOFR + 8.462%)	13.788%	1/20/33	860,000	747,214	(a)(d)
HPS Loan Management Ltd., 10A-16 CR (3 mo. Term SOFR + 3.412%)	8.738%	4/20/34	1,520,000	1,442,684	(a)(d)
Lehman XS Trust, 2006-16N A4B (1 mo. Term SOFR + 0.594%)	5.909%	11/25/46	8,557	9,446	(d)
Lehman XS Trust, 2006-GP3 2A2 (1 mo. Term SOFR + 0.554%)	5.869%	6/25/46	10,465	23,524	(d)
Marathon CLO Ltd., 2019-2A BA (3 mo. Term SOFR + 3.562%)	8.888%	1/20/33	1,410,000	1,385,290	(a)(d)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. Term SOFR + 0.634%)	5.949%	6/25/46	69,138	65,649	(a)(d)
Mosaic Solar Loan Trust, 2021-1A D	3.710%	12/20/46	457,402	385,589	(a)
National Collegiate Student Loan Trust, 2007-2 A4 (1 mo. USD LIBOR + 0.290%)	5.719%	1/25/33	654,373	608,405	(d)
Palmer Square Loan Funding Ltd., 2022-3A C (3 mo. Term SOFR + 5.400%)	10.708%	4/15/31	580,000	585,800	(a)(d)
Saranac CLO Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	8.770%	6/22/30	2,000,000	1,682,125	(a)(d)
Sierra Timeshare Receivables Funding LLC, 2021-2A A	1.350%	9/20/38	218,896	204,474	(a)
UCFC Manufactured Housing Contract, 1997-3 M	7.115%	1/15/29	708,271	651,445
Whitehorse Ltd., 2018-12A D (3 mo. Term SOFR + 3.912%)	9.220%	10/15/31	2,260,000	2,107,140	(a)(d)
Z Capital Credit Partners CLO Ltd., 2021-1A D (3 mo. Term SOFR + 4.462%)	9.770%	7/15/33	1,450,000	1,377,915	(a)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $32,733,583)				30,632,831

See Notes to Schedule of Investments.

20	Western Asset Total Return Unconstrained Fund 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.6%
U.S. Government Obligations - 5.6%
U.S. Treasury Bonds	3.625%	8/15/43	570,000	$509,549
U.S. Treasury Bonds	3.750%	11/15/43	5,600,000	5,095,125	(i)
U.S. Treasury Bonds	2.875%	5/15/49	260,000	201,581
U.S. Treasury Bonds	3.625%	5/15/53	1,200,000	1,082,531
U.S. Treasury Notes	4.000%	7/31/30	7,350,000	7,263,867
U.S. Treasury Notes	4.000%	8/15/33	2,250,000	2,210,098

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $17,391,853)				16,362,751

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.3%
U.S. Treasury Notes, Inflation Indexed (Cost - $3,854,428)	1.125%	1/15/33	3,882,021	3,622,571

MUNICIPAL BONDS - 0.2%
California - 0.2%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	360,000	374,845	(a)
Regents of the University of California, CA, Medical Center Pooled Revenue, Taxable Bonds, Series N	3.706%	5/15/2120	190,000	123,431

TOTAL MUNICIPAL BONDS (Cost - $550,000)				498,276

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.2%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
3-Month SOFR Futures, Call @ $95.500	9/15/23	451	1,127,500	2,818
SOFR 1-Year Mid-Curve Futures, Call @ $96.750	9/15/23	294	735,000	1,838
SOFR 1-Year Mid-Curve Futures, Put @ $95.875	12/15/23	59	147,500	51,994
SOFR 1-Year Mid-Curve Futures, Put @ $96.000	12/15/23	138	345,000	146,625
SOFR 2-Year Mid-Curve Futures, Call @ $97.000	9/15/23	253	632,500	3,163
SOFR 3-Year Mid-Curve Futures, Call @ $97.750	9/15/23	253	632,500	1,581
U.S. Treasury 5-Year Notes Futures, Call @ $107.250	9/1/23	966	966,000	105,656
U.S. Treasury 5-Year Notes Futures, Put @ $105.750	9/1/23	474	474,000	0	(j)
U.S. Treasury 5-Year Notes Futures, Put @ $106.250	9/1/23	492	492,000	11,532

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2023 Quarterly Report	21

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $111.500		9/1/23	249	249,000	$27,234
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $110.000		9/1/23	249	249,000	3,891

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $898,177)					356,332

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.1%
Credit default swaption to sell protection on Markit CDX.NA.HY.40 Index, Call @ 102.000bps	BNP Paribas SA	9/20/23	13,080,000	13,080,000	112,545
U.S. Dollar/Euro, Put @ $1.160	Goldman Sachs Group Inc.	9/1/23	7,870,000	7,870,000	0	(j)
U.S. Dollar/Mexican Peso, Call @ 18.995MXN	JPMorgan Chase & Co.	10/10/23	2,700,000	2,700,000	2,554

TOTAL OTC PURCHASED OPTIONS (Cost - $123,031)					115,099

TOTAL PURCHASED OPTIONS (Cost - $1,021,208)					471,431

				SHARES
INVESTMENTS IN UNDERLYING FUNDS - 0.1%
VanEck ETF Trust - VanEck J.P. Morgan EM Local Currency Bond ETF (Cost - $497,296)				16,200	407,106

		RATE	MATURITY DATE	FACE AMOUNT†
SENIOR LOANS - 0.0%††
INFORMATION TECHNOLOGY - 0.0%††
Software - 0.0%††
Magenta Buyer LLC, First Lien Initial Term Loan (3 mo. Term SOFR + 5.262%) (Cost - $27,136)		10.631%	7/27/28	27,388	20,597	(d)(k)(l)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $335,276,085)					278,809,840

SHORT-TERM INVESTMENTS - 1.9%
U.S. TREASURY BILLS - 0.7%
U.S. Treasury Bills (Cost - $2,009,479)		5.522%	12/12/23	2,040,000	2,009,373	(m)

See Notes to Schedule of Investments.

22	Western Asset Total Return Unconstrained Fund 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 1.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $3,520,411)	5.261%	3,520,411	$3,520,411	(n)(o)

TOTAL SHORT-TERM INVESTMENTS (Cost - $5,529,890)			5,529,784

TOTAL INVESTMENTS - 97.8% (Cost - $340,805,975)			284,339,624
Other Assets in Excess of Liabilities - 2.2%			6,312,631

TOTAL NET ASSETS - 100.0%			$290,652,255

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	This security is traded on a to-be-announced (“TBA”) basis. At August 31, 2023, the Fund held TBA securities with a total cost of $12,921,637.

(g)	The coupon payment on this security is currently in default as of August 31, 2023.

(h)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(j)	Value is less than $1.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Rate shown represents yield-to-maturity.

(n)	Rate shown is one-day yield as of the end of the reporting period.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2023, the total market value of investments in Affiliated Companies was $3,520,411 and the cost was $3,520,411 (Note 2).

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2023 Quarterly Report	23

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso
bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CD	— Certificate of Deposit
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
ETF	— Exchange-Traded Fund
EUR	— Euro
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At August 31, 2023, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
3-Month SOFR Futures, Call	9/15/23	$98.250	836	$2,090,000	$(5,225)
3-Month SOFR Futures, Call	6/14/24	97.500	1,078	2,695,000	(181,912)
3-Month SOFR Futures, Call	6/14/24	98.000	178	445,000	(20,025)
3-Month SOFR Futures, Call	9/13/24	97.000	552	1,380,000	(241,500)
3-Month SOFR Futures, Put	6/14/24	94.500	442	1,105,000	(168,512)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.250	118	295,000	(30,238)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.375	276	690,000	(93,150)
SOFR 3-Year Mid-Curve Futures, Call	9/15/23	97.000	253	632,500	(3,163)
U.S. Treasury 5-Year Notes Futures, Call	9/1/23	106.500	158	158,000	(77,766)
U.S. Treasury 5-Year Notes Futures, Call	9/1/23	106.750	164	164,000	(52,531)
U.S. Treasury 5-Year Notes Futures, Put	9/1/23	106.500	158	158,000	(11,109)
U.S. Treasury 5-Year Notes Futures, Put	9/1/23	106.750	164	164,000	(24,344)
U.S. Treasury 6 to 7-Year Notes Futures, Call	9/1/23	110.750	83	83,000	(36,313)
U.S. Treasury 6 to 7-Year Notes Futures, Put	9/1/23	110.750	83	83,000	(12,969)

See Notes to Schedule of Investments.

24	Western Asset Total Return Unconstrained Fund 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

EXCHANGE-TRADED WRITTEN OPTIONS (cont’d)
SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT		VALUE
U.S. Treasury Long-Term Bonds Futures, Call		9/22/23	$128.000		19	$19,000		$(1,781)
U.S. Treasury Long-Term Bonds Futures, Put		10/27/23	112.000		30	30,000		(6,094)
U.S. Treasury Long-Term Bonds Futures, Put		10/27/23	113.000		30	30,000		(7,969)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $2,363,910)								$(974,601)

OTC WRITTEN OPTIONS
	COUNTERPARTY
Credit default swaption to buy protection on Markit CDX.NA.IG.40 Index, Call (Premiums received - $84,693)	BNP Paribas SA	9/20/23	70.000	bps	65,400,000	65,400,000	‡	(174,294)

TOTAL WRITTEN OPTIONS (Premiums received - $2,448,603)								$(1,148,895)

‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)
SOFR	— Secured Overnight Financing Rate

At August 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	133	12/23	$32,010,054	$31,450,344	$(559,710)
3-Month SOFR	18	3/24	4,262,888	4,257,000	(5,888)
3-Month SOFR	456	12/25	110,267,458	109,856,100	(411,358)
3-Month SOFR	233	9/23	55,265,060	55,199,156	(65,904)
3-Month SOFR	63	3/25	15,288,451	15,093,225	(195,226)
Australian 10-Year Bonds	116	9/23	8,840,095	8,731,766	(108,329)
Euro-Bobl	30	12/23	3,796,826	3,821,358	24,532
U.S. Treasury 2-Year Notes	169	12/23	34,359,835	34,442,992	83,157
U.S. Treasury 5-Year Notes	1,700	12/23	180,671,537	181,767,196	1,095,659
U.S. Treasury Long-Term Bonds	450	12/23	53,793,935	54,759,375	965,440
U.S. Treasury Ultra Long- Term Bonds	190	12/23	24,081,837	24,599,063	517,226
United Kingdom Long Gilt Bonds	39	12/23	4,636,708	4,721,655	84,947

					1,424,546

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2023 Quarterly Report	25

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
3-Month SOFR	456	12/26	$110,388,818	$109,964,400	$424,418
Euro-Schatz	150	12/23	17,111,661	17,156,586	(44,925)
Japanese 10-Year Bonds	20	9/23	20,220,791	20,182,137	38,654
U.S. Treasury 10-Year Notes	1,970	12/23	216,925,728	218,731,563	(1,805,835)
U.S. Treasury Ultra 10-Year Notes	273	12/23	31,231,726	31,697,861	(466,135)

					(1,853,823)

Net unrealized depreciation on open futures contracts					$(429,277)

Abbreviation(s) used in this table:

Bobl	— Bundesobligation (Medium-term German Federal Government Bond)
SOFR	— Secured Overnight Financing Rate

At August 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	4,922,124	USD	3,284,759	BNP Paribas SA	10/20/23	$(89,600)
CAD	4,018,701	USD	3,032,296	BNP Paribas SA	10/20/23	(56,014)
EUR	1,686,229	NOK	19,556,768	BNP Paribas SA	10/20/23	(9,301)
NOK	50,511,065	USD	4,753,311	BNP Paribas SA	10/20/23	4,741
USD	171,680	AUD	267,000	BNP Paribas SA	10/20/23	(1,641)
JPY	46,608,000	USD	324,019	Goldman Sachs Group Inc.	10/20/23	(1,082)
USD	175,811	MXN	3,004,000	Goldman Sachs Group Inc.	10/20/23	1,216
USD	186,563	MXN	3,228,000	Goldman Sachs Group Inc.	10/20/23	(1,052)
USD	189,324	MXN	3,286,000	Goldman Sachs Group Inc.	10/20/23	(1,662)
USD	3,711,363	MXN	64,500,524	Goldman Sachs Group Inc.	10/20/23	(37,479)
NZD	2,278,631	USD	1,413,161	JPMorgan Chase & Co.	10/20/23	(54,292)
USD	7,373,720	CNY	52,744,223	JPMorgan Chase & Co.	10/20/23	101,978
USD	2,358,864	IDR	35,609,404,898	JPMorgan Chase & Co.	10/20/23	21,462
CNH	25,489,063	USD	3,540,000	Morgan Stanley & Co. Inc.	10/20/23	(28,140)

See Notes to Schedule of Investments.

26	Western Asset Total Return Unconstrained Fund 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	26,290,000	USD	192,317	Morgan Stanley & Co. Inc.	10/20/23	$(10,159)
JPY	29,361,000	USD	214,099	Morgan Stanley & Co. Inc.	10/20/23	(10,662)
JPY	31,784,000	USD	229,628	Morgan Stanley & Co. Inc.	10/20/23	(9,403)
JPY	37,519,000	USD	259,174	Morgan Stanley & Co. Inc.	10/20/23	788
JPY	37,574,000	USD	267,741	Morgan Stanley & Co. Inc.	10/20/23	(7,399)
JPY	37,962,400	USD	267,904	Morgan Stanley & Co. Inc.	10/20/23	(4,871)
JPY	61,222,000	USD	432,553	Morgan Stanley & Co. Inc.	10/20/23	(8,359)
JPY	474,936,840	USD	3,408,313	Morgan Stanley & Co. Inc.	10/20/23	(117,576)
USD	14,645,232	BRL	72,476,322	Morgan Stanley & Co. Inc.	10/20/23	118,026
USD	4,684,324	EUR	4,242,510	Morgan Stanley & Co. Inc.	10/20/23	72,767
USD	556,574	GBP	433,303	Morgan Stanley & Co. Inc.	10/20/23	7,580
USD	2,594,832	INR	214,436,892	Morgan Stanley & Co. Inc.	10/20/23	9,332
USD	118,510	JPY	16,490,000	Morgan Stanley & Co. Inc.	10/20/23	4,254
USD	134,645	JPY	19,220,000	Morgan Stanley & Co. Inc.	10/20/23	1,474
USD	149,673	JPY	20,780,000	Morgan Stanley & Co. Inc.	10/20/23	5,693
USD	158,563	JPY	22,740,000	Morgan Stanley & Co. Inc.	10/20/23	1,002
USD	230,198	JPY	33,302,000	Morgan Stanley & Co. Inc.	10/20/23	(545)

Net unrealized depreciation on open forward foreign currency contracts						$(98,924)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2023 Quarterly Report	27

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

At August 31, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
119,278,000		7/11/24	Daily SOFR Compound annually	1.323% annually	$(4,076,111)	$(1,936,339)	$(2,139,772)
76,758,000		3/10/26	Daily SOFR Compound annually	4.100% annually	(235,897)	404,453	(640,350)
54,400,000		2/29/28	Daily SOFR Compound annually	4.000% annually	31,250	(4,554)	35,804
57,420,000		2/29/28	Daily SOFR Compound annually	4.180% annually	431,616	44,056	387,560
5,549,000		2/15/29	2.850% annually	Daily SOFR Compound annually	305,824	21,602	284,222
13,949,000		4/30/29	3.270% annually	Daily SOFR Compound annually	490,303	(245,462)	735,765
312,170,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	(1,127,764)	131,020	(1,258,784)
5,162,000		9/30/29	3.250% annually	Daily SOFR Compound annually	189,661	3,201	186,460
16,566,000		5/15/32	3.220% annually	Daily SOFR Compound annually	742,936	(64,755)	807,691
10,838,000		7/11/32	1.800% annually	Daily SOFR Compound annually	1,632,005	—	1,632,005
17,129,000		3/10/34	3.400% annually	Daily SOFR Compound annually	408,264	(145,690)	553,954
2,608,760,000	JPY	4/19/47	0.785% semi-annually	Daily JPY TONA Compound semi-annually	2,518,418	2,141	2,516,277

See Notes to Schedule of Investments.

28	Western Asset Total Return Unconstrained Fund 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	7,166,000	2/15/48	2.600% annually	Daily SOFR Compound annually	$1,204,039	$492,576	$711,463
	14,778,000	2/15/48	3.050% annually	Daily SOFR Compound annually	1,424,379	620,937	803,442
	3,368,000	4/21/52	2.500% annually	Daily SOFR Compound annually	630,338	453,691	176,647

Total					$4,569,261	$(223,123)	$4,792,384

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT AUGUST 31, 2023[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
BNP Paribas SA (Volkswagen International Finance NV, 5.349%, due 11/16/24)	7,380,000	EUR	12/20/24	0.598%	1.000% quarterly	$41,196	$23,913	$17,283

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT AUGUST 31, 2023[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
BNP Paribas SA (Mercedes-Benz Group AG, 1.400%, due 1/12/24)	7,380,000	EUR	12/20/24	0.284%	1.000% quarterly	$(73,532)	$(46,955)	$(26,577)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2023 Quarterly Report	29

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.40 Index	$11,019,600	6/20/28	5.000% quarterly	$(311,333)	$20,235	$(331,568)
Markit CDX.NA.IG.40 Index	19,701,000	6/20/28	1.000% quarterly	(305,193)	(131,005)	(174,188)
Markit CDX.NA.IG.40 Index	29,228,000	6/20/33	1.000% quarterly	121,252	457,012	(335,760)

Total	$59,948,600			$(495,274)	$346,242	$(841,516)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this table:

EUR	— Euro
JPY	— Japanese Yen
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)
TONA	— Tokyo Overnight Average Rate

See Notes to Schedule of Investments.

30	Western Asset Total Return Unconstrained Fund 2023 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2023 Quarterly Report	31

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Total Return Unconstrained Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

32

Notes to Schedule of Investments (unaudited) (continued)

the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

33

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$96,181,396	—	$96,181,396
Mortgage-Backed Securities	—	49,176,700	—	49,176,700
Sovereign Bonds	—	41,903,049	—	41,903,049
Collateralized Mortgage Obligations	—	39,533,132	—	39,533,132
Asset-Backed Securities	—	30,632,831	—	30,632,831
U.S. Government & Agency Obligations	—	16,362,751	—	16,362,751
U.S. Treasury Inflation Protected Securities	—	3,622,571	—	3,622,571
Municipal Bonds	—	498,276	—	498,276
Purchased Options:
Exchange-Traded Purchased Options	$356,332	—	—	356,332
OTC Purchased Options	—	115,099	—	115,099
Investments in Underlying Funds	407,106	—	—	407,106
Senior Loans	—	20,597	—	20,597

Total Long-Term Investments	763,438	278,046,402	—	278,809,840

Short-Term Investments†:
U.S. Treasury Bills	—	2,009,373	—	2,009,373
Money Market Funds	3,520,411	—	—	3,520,411

Total Short-Term Investments	3,520,411	2,009,373	—	5,529,784

Total Investments	$4,283,849	$280,055,775	—	$284,339,624

Other Financial Instruments:
Futures Contracts††	$3,234,033	—	—	$3,234,033
Forward Foreign Currency Contracts††	—	$350,313	—	350,313
Centrally Cleared Interest Rate Swaps††	—	8,831,290	—	8,831,290
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	41,196	—	41,196

Total Other Financial Instruments	$3,234,033	$9,222,799	—	$12,456,832

Total	$7,517,882	$289,278,574	—	$296,796,456

34

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$974,601	—	—	$974,601
OTC Written Options	—	$174,294	—	174,294
Futures Contracts††	3,663,310	—	—	3,663,310
Forward Foreign Currency Contracts††	—	449,237	—	449,237
Centrally Cleared Interest Rate Swaps††	—	4,038,906	—	4,038,906
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	73,532	—	73,532
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	841,516	—	841,516

Total	$4,637,911	$5,577,485	—	$10,215,396

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2023. The following transactions were effected in such company for the period ended August 31, 2023.

	Affiliate Value at May 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$13,448,457	$29,280,672	29,280,672	$39,208,718	39,208,718

35

Notes to Schedule of Investments (unaudited) (continued)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$61,943	—	$3,520,411

36